Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Per Currency - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Subordinated bonds denominated in USD	$ 181,378	$ 199,701
Subordinated bonds denominated in UF	1,767,115	1,710,996
Total subordinated bonds	$ 1,948,493	$ 1,910,697	$ 1,813,939